TRANSAMERICA FUNDS
Supplement dated July 16, 2008 to the Retail Prospectus dated March 1, 2008, as supplemented through April 30, 2008
The following information replaces the third paragraph under the section entitled “Pricing of Shares — When Share Price Is Determined” in “Section C — Shareholder Information” on page 112 of the Prospectus:
Purchase orders for shares of the Transamerica asset allocation funds that are received in good order and accepted before the close of business on the NYSE receive the NAV determined as of the close of the NYSE that day. For direct purchases, corresponding orders for shares of the underlying constituent funds are priced on the same day that orders for shares of the asset allocation funds are received and accepted. For purchases of shares of the Transamerica asset allocation funds through the NSCC, orders for shares of the underlying constituent funds will be placed after the receipt and acceptance of the settled purchase order for shares of the asset allocation funds.
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Transamerica Multi-Manager Alternative Strategies Portfolio
The last sentence in the first paragraph under the section entitled “Additional Information — Portfolio Construction Team” on page 27 is deleted.
The following sentence replaces the last sentence of each portfolio manager’s biography under the section entitled “Additional Information — Portfolio Construction Team” on page 27 of the Prospectus:
Mr. Stout, Mr. Hale, Mr. McConnell, and Mr. Kowara have performed asset allocation services for Transamerica Multi-Manager Alternative Strategies Portfolio since its inception in December 2006.
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Transamerica Multi-Manager International Portfolio
The last sentence in the first paragraph under the section entitled “Additional Information — Portfolio Construction Team” on page 32 is replaced with the following:
Prior to joining the portfolio construction team, Mr. Stout, Mr. Hale, Mr. McConnell, and Mr. Kowara served as asset allocation consultants since the fund’s inception.
The following sentence replaces the last sentence of each portfolio manager’s biography under the section entitled “Additional Information — Portfolio Construction Team” on page 32 of the Prospectus:
Mr. Stout, Mr. Hale, Mr. McConnell, and Mr. Kowara have performed asset allocation services for Transamerica Multi-Manager International Portfolio since August 2006.
Investors Should Retain this Supplement for Future Reference